Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Net loss	$ (2,600,674)	$ (704,247)	$ (4,847,606)	$ (3,857,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	27,247	706	41,676	2,810
Stock-based compensation	88,125	375,967	697,253	904,125
Amortization of debt discount	209,453	92,500	612,679	85,250
Impairment loss on investment			1,049,475	1,846,515
Penalties	85,741	0	78,771
Severance expense	0	33,717
Loss on issuance of convertible debt	2,040,371	10,772	1,214,985	152,966
Loss on disposal of fixed and intangible assets			258,766
Loss on investment				4,010
Gain on forgiveness of debt			(15,000)
Change in operating assets and liabilities:
Accounts receivable	0	(50)	4,550	(2,326)
Prepaids and other assets	0	(600)	(1,500)	15,330
Related-party payable	0	(1,500)		(1,320)
Accounts payable	(97,609)	22,592	353,644	102,542
Accrued expenses	(25,813)	54,311	94,927	(2,796)
Net cash used in operating activities	(273,159)	(115,829)	(457,380)	(750,750)
Cash flows used in investing activities:
Purchase of software license				(121,750)
Purchase of available for sale securities	(25,000)	0		(32,500)
Net cash used in investing activities	(25,000)	0		(154,250)
Cash flows from financing activities:
Proceeds from notes payable	185,876	117,500	456,750	387,000
Payments on notes payable	(40,750)	0
Proceeds from the sale of common stock	148,680	0
Net cash provided by financing activities	293,806	117,500	456,750	387,000
Net decrease in cash	(4,353)	1,671	(630)	(518,000)
Cash at beginning of the year	7,090	7,720	7,720
Cash at end of the year	2,737	9,391	7,090	7,720
Supplemental Disclosures:
Interest paid	0
Income taxes paid	0	0
Supplemental disclosure of non-cash activities
Common stock issued for software license				108,250
Common stock issued for investment			221,000	2,900,000
Common stock issued for services	625	101,875
Stock issued for notes payable	$ 402,092	$ 0
Issuance of convertible notes payable			$ 619,513	$ 272,250